Earnings per Share	6 Months Ended
Jun. 30, 2015
Earnings per Share
Earnings per share

3. Earnings per Share

Historical earnings per share information is not applicable for reporting periods prior to the consummation of the IPO. Net income available for common stockholders of $0.5 million is the net income earned by VFI. on its approximate 24.8% interest in Virtu Financial for the period from April 16, 2015 through June 30, 2015, net of the provision for income taxes for the period.

The below table contains a reconciliation of net income before noncontrolling interest to net income available for common stockholders:

Six Months Ended
(in thousands)	June 30, 2015

Income before income taxes and noncontrolling interest	$89,734
Provision for (benefit from) income taxes	4,725
Net income	85,009
Net income allocable to members of Virtu Financial LLC (for the period January 1, 2015 through April 15, 2015)	(83,147)
Noncontrolling interest subsequent to April 15, 2015	(1,388)
Net income available for common stockholders	$474

The calculation of basic and diluted earnings per share is described below:

Basic earnings per share are calculated utilizing net income available for common stockholders from April 16, 2015 through June 30, 2015 divided by the weighted average number of shares of common stock outstanding during the same period:

Period from
April 16, 2015 through
(in thousands, except for shares or per share amounts)	June 30, 2015
Basic earnings per share:
Net income available for common stockholders	$474
Weighted average shares of common stock outstanding:
Class A	34,305,052
Basic Earnings per share	$0.01

Diluted earnings per share are calculated utilizing net income available for common stockholders commencing on April 16, 2015, divided by the weighted average total number of shares of common stock outstanding during the period from April 16, 2015 through June 30, 2015 plus additional shares of common stock issued and issuable pursuant to the 2015 Management Incentive Plan (Note 13).

Period from
April 16, 2015 through
(in thousands, except for shares or per share amounts)	June 30, 2015
Diluted earnings per share:
Net income available for common stockholders	$474
Weighted average shares of common stock outstanding:
Class A
Issued and outstanding	34,305,052
Issuable pursuant to 2015 Management Incentive Plan	224,297
34,529,349
Diluted Earnings per share	$0.01